Vessel in Operations (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Net book value, ending balance	$ 327,997	$ 363,015
Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,161,963,971
Cost, Additions	5,764,827
Cost, Transfer	52,945,224
Cost, Disposals	(1,683,334)
Cost, ending balance	1,218,990,688
Accumulated depreciation, beginning balance	135,737,420
Accumulated depreciation, charge for the period	33,580,407
Accumulated depreciation, disposals for the period	(1,683,334)
Accumulated depreciation, ending balance	167,634,493
Net book value, ending balance	1,051,356,195	1,026,226,551
Vessels In Operation | Vessel
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,147,878,454
Cost, Additions	648,314
Cost, Transfer	52,295,224
Cost, ending balance	1,200,821,992
Accumulated depreciation, beginning balance	128,760,113
Accumulated depreciation, charge for the period	30,717,751
Accumulated depreciation, ending balance	159,477,864
Net book value, ending balance	1,041,344,128	1,019,118,341
Vessels In Operation | Drydocking
Property, Plant and Equipment [Line Items]
Cost, beginning balance	14,085,517
Cost, Additions	5,116,513
Cost, Transfer	650,000
Cost, Disposals	(1,683,334)
Cost, ending balance	18,168,696
Accumulated depreciation, beginning balance	6,977,307
Accumulated depreciation, charge for the period	2,862,656
Accumulated depreciation, disposals for the period	(1,683,334)
Accumulated depreciation, ending balance	8,156,629
Net book value, ending balance	$ 10,012,067	$ 7,108,210